5. Property and equipment (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
5. Property and equipment (Annual)

5. Property, plant and equipment

	September 30, 2022			December 31, 2021
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$53,632	$(34,396)	$19,236	$27,260
Computer and office equipment	1,013,804	(742,269)	271,535	223,214
Fixtures and fittings	400,215	(240,619)	159,596	135,433
Vehicles	86,087	(56,120)	29,967	44,837
Computer software	281,250	(143,678)	137,572	59,335
	$1,834,988	$(1,217,082)	$617,906	$490,079

The aggregate depreciation charge to operations was $152,955 and $162,594 for the nine months ended September 30, 2022 and 2021, respectively. The depreciation policies followed by the Company are described in Note 2.

5. Property and equipment

	December 31, 2021			December 31, 2020
	Cost	Accumulated depreciation	Net book value	Net book value

Leasehold improvements	$62,338	$(35,078)	$27,260	$39,707
Computer and office equipment	1,000,849	(777,635)	223,214	247,572
Fixtures and fittings	385,871	(250,438)	135,433	54,465
Vehicles	99,467	(54,630)	44,837	63,382
Computer software	224,854	(165,519)	59,335	84,465
	$1,773,379	$(1,283,300)	$490,079	$489,591

The aggregate depreciation charge to operations was $230,033 and $354,552 for the years ended December 31, 2021 and 2020, respectively. The depreciation policies followed by the Company are described in Note 2.